Restricted share units (Details Narrative)						12 Months Ended								14 Months Ended
	Aug. 13, 2020 shares $ / shares	Aug. 13, 2020 USD ($) $ / shares	Aug. 13, 2020 CAD ($)	May 08, 2020 shares	Apr. 02, 2020 shares	Aug. 31, 2022 USD ($) shares	Aug. 31, 2022 CAD ($) shares $ / shares	Aug. 30, 2022 USD ($)	Aug. 31, 2021 USD ($) shares	Aug. 31, 2021 CAD ($) shares	Aug. 30, 2021 USD ($)	Aug. 31, 2020 USD ($) shares $ / shares	Aug. 31, 2020 CAD ($) shares	Aug. 31, 2021 CAD ($)	Aug. 31, 2021 $ / shares	Nov. 30, 2020 USD ($)	Aug. 31, 2020 $ / shares shares	Aug. 13, 2020 $ / shares	Apr. 30, 2020 USD ($) shares
IfrsStatementLineItems [Line Items]
Outstanding RSU's, Granted						966,691	966,691
Fair value of RSU's price per share | $ / shares															$ 8.96
Fair value of acquisition | $																			$ 1,200,000
Share-based compensation expense | $						$ 4,688,218			$ 3,702,705			$ 1,409,569
Number of common stock issued																			966,667
Board of Directors Chairman [Member]
IfrsStatementLineItems [Line Items]
Outstanding RSU's, Granted						119,691	119,691
Top of range [member]
IfrsStatementLineItems [Line Items]
Fair value of acquisition | $																$ 20,000,000
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Outstanding RSU's, Granted						1,086,382	1,086,382		353,467	353,467		379,001	379,001
Fair value of RSU's price per share | (per share)	$ 6.34	$ 6.34					$ 1.15					$ 6.01					$ 8.55	$ 8.40
Fair value on date of grant		$ 2,232,997	$ 2,959,614				$ 1,111,695					$ 159,895	$ 228,000	$ 3,547,104
Outstanding RSU's, Issued on acquisition of SideQik									23,939	23,939
Fair value of acquisition | $									$ 245,000
Share-based compensation expense | $								$ 1,654,145	$ 3,037,366		$ 3,037,366	$ 479,663
Outstanding RSU's, Granted				50,037					23,939	23,939		50,037	50,037
Number of common stock issued												26,666					26,666
Restricted stock units [member] | Serverance Compensation [Member]
IfrsStatementLineItems [Line Items]
Outstanding RSU's, Granted						159,568	159,568		377,406	377,406
Fair value on date of grant							$ 538,452		$ 550,896	$ 713,874
Restricted stock units [member] | Former Officer [Member]
IfrsStatementLineItems [Line Items]
Outstanding RSU's, Granted									75,944	75,944
Restricted stock units [member] | Directors And Officers [Member]
IfrsStatementLineItems [Line Items]
Outstanding RSU's, Granted	352,335				26,666
Restricted stock units [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of RSU's aggregate shares						1,548,174	1,548,174		1,548,174	1,548,174
Fair value of RSU's price per share | $ / shares							$ 4.98								14.61
Restricted stock units [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Fair value of RSU's price per share | $ / shares							$ 1.10								$ 7.94